SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

17.SHARE-BASED COMPENSATION

The Company’s share-based compensation arrangements include share options, restricted share units (“RSUs”) and performance share units (“PSUs”).

Share-based compensation is recorded over the vesting period, and a summary of share-based compensation expense recognized in the statement of income (loss) is as follows:

(in thousands)	2025	2024

Share based compensation expense for:
Share options	$(1,523)	$(1,555)
RSUs	(3,224)	(3,102)
Share based compensation expense	$(4,747)	$(4,657)

An additional $3,665,000 in share-based compensation expense remains to be recognized, up until November 2028, on outstanding share options and share units at December 31, 2025.

Share Options

The Company’s Share Option Plan provides for the granting of share options up to 10% of the issued and outstanding common shares at the time of grant, subject to a maximum of 39,670,000 common shares. As of December 31, 2025, an aggregate of 31,842,260 options (December 31, 2024 - 30,259,260) have been granted (less cancellations) since the Share Option Plan’s inception in 1997.

Under the Share Option Plan, all share options are granted at the discretion of the Company’s board of directors, including any vesting provisions if applicable. The term of any share option granted may not exceed ten years and the exercise price may not be lower than the closing price of the Company’s shares on the last trading day immediately preceding the date of grant. Typically, share options granted under the Share Option Plan have five-year terms and vesting period of two or three years. Share options issued during the twelve months ended December 31, 2025 and December 31, 2024 had vesting periods of three years.

A continuity summary of the share options is presented below:

	2025		2024
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number of	Price per	Number of	Price per
	Common	Share	Common	Share
	Shares	(CAD)	Shares	(CAD)

Share options outstanding-January 1	5,649,167	$1.85	5,220,667	$1.49
Grants	1,770,000	2.07	1,618,000	2.59
Exercises (1)	(876,002)	1.50	(1,105,167)	1.24
Expiries	—	—	(16,000)	0.68
Forfeitures	(187,000)	2.32	(68,333)	1.53
Share options outstanding-December 31	6,356,165	$1.95	5,649,167	$1.85
Share options exercisable-December 31	3,143,169	$1.74	2,575,834	$1.52
(1)	The weighted average share price at the date of exercise was $3.54 (December 31, 2024 - $2.63).

A summary of the Company’s share options outstanding at December 31, 2025 is presented below:

	Weighted		Weighted-
	Average		Average
	Remaining		Exercise
Range of Exercise	Contractual	Number of	Price per
Prices per Share	Life	Common	Share
(CAD)	(Years)	Shares	(CAD)

Share options outstanding
$1.01 to $1.50	1.47	2,037,832	1.42
$1.51 to $2.00	3.01	2,597,667	1.93
$2.01 to $2.50	3.19	234,000	2.21
$2.51 to $3.00	3.21	1,419,666	2.63
$3.01 to $3.61	4.86	67,000	3.61
Share options outstanding-December 31, 2025	2.59	6,356,165	$1.95

Share options outstanding at December 31, 2025 expire between March 2026 and November 2030.

The fair value of each share option granted is estimated on the date of grant using the Black-Scholes option pricing model. The following table outlines the assumptions used in the model to determine the fair value of share options granted:

	2025		2024

Risk-free interest rate	2.64% - 2.89%		3.01% - 3.75%
Expected stock price volatility	54.46% - 57.43%		60.73% - 66.40%
Expected life	3.40	years	3.40 years - 3.41	years
Expected dividend yield	—		—
Fair value per options granted	$0.86 to $1.49		$0.93 to $1.38

The fair values of share options with vesting provisions are amortized on a graded method basis as share-based compensation expense over the applicable vesting periods.

Share Units

The Company has a share unit plan which provides for the granting of share unit awards to directors, officers, employees and consultants of the Company, in the form of RSUs or PSUs. The maximum number of share units that are issuable under the share unit plan is 21,000,000. Each share unit represents the right to receive one common share from treasury, subject to the satisfaction of various time and / or performance conditions.

Under the plan, all share unit grants, vesting periods and performance conditions therein are approved by the Company’s board of directors. RSU vesting is time based and, as at December 31, 2025, all RSUs granted under the plan have been set to vest ratably over a period of three years. PSU vesting is based upon the achievement of stated and measurable performance conditions, rather than being solely time-based. As at December 31, 2025, all outstanding PSUs have vested, and no new PSUs were granted in 2025 or 2024.

A continuity of the RSUs is presented below:

	2025		2024
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per RSU	Common	Per RSU
	Shares	(CAD)	Shares	(CAD)

RSUs outstanding-January 1	6,944,751	$1.56	5,580,919	$1.20
Grants	1,734,000	$2.18	1,878,000	$2.58
Exercises (1)	(666,330)	$1.78	(374,168)	$0.98
Forfeitures	(191,334)	$2.17	(140,000)	$2.21
RSUs outstanding-December 31	7,821,087	$1.66	6,944,751	$1.56
RSUs vested-December 31	4,718,752	$1.28	4,050,083	$1.08
(1)	The weighted average share price at the date of exercise was $2.28 (2023 - $2.42).

A continuity of the PSUs is presented below:

	2025		2024
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per PSU	Common	Per PSU
	Shares	(CAD)	Shares	(CAD)

PSUs outstanding-January 1	260,000	$0.98	481,500	$0.83
Exercises (1)	—	—	(221,500)	0.65
PSUs outstanding-December 31	260,000	$0.98	260,000	$0.98
PSUs vested-December 31	260,000	$0.98	260,000	$0.98
(1)	The weighted average share price at the date of exercise in 2024 was $2.63.

The fair value of each RSU and PSU granted is estimated on the date of grant using the Company’s closing share price on the day before the grant date.